UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07562
Morgan Stanley New York Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Quality Municipal Securities
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tax-Exempt Municipal Bonds (140.4%)
	Guam (0.2%)
$110	Government of Guam, Section 30 Ser 2009 A	5.63%		12/01/29	$107,709

	New York (134.7%)
2,000	Battery Park City Authority, Ser 2003 A	5.00		11/01/24	2,114,000
395	Hempstead Industrial Development Agency, Adelphi University Civic Facility Ser 2002	5.50		06/01/32	398,053
1,705	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00		09/01/34	1,637,823
1,000	Long Island Power Authority, Ser 2006 B	5.00		12/01/35	958,970
1,000	Madison County New York Industrial Development Agency Colgate University Project Ser A	5.00		07/01/33	1,002,420
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund Refg Ser 2002 A (FSA Insd)	5.25		11/15/24	1,025,690
3,000	Metropolitan Transportation Authority, Transportation Ser 2003 A (FSA Insd)	5.00		11/15/25	3,030,900
1,000	Montgomery County Industrial Development Agency, Hamilton Fulton Montgomery BOCES Ser 2004 A (XLCA Insd)	5.00		07/01/34	828,880
545	Nassau County New York Ser 2009	5.00		10/01/27	567,906
500	Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (NATL-RE Insd)	5.00		10/01/22	512,375
500	Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (NATL-RE Insd)	5.00		10/01/23	510,920
1,000	Nassau County Tobacco Settlement Corporation, Ser 2006	0.00	(a)	06/01/26	819,510
1,000	New York City Cultural Resource Trust, Wildlife Conservation Society Ser 2004 (FGIC Insd)	5.00		02/01/34	1,005,200
2,000	New York City Health & Hospitals Corporation, 2003 Ser B (AMBAC Insd)	5.25		02/15/21	2,048,140
2,000	New York City Industrial Development Agency, IAC/Interactive Corp Ser 2005	5.00		09/01/35	1,253,600
500	New York City Industrial Development Agency, New York Stock Exchange Refg Ser 2009	5.00		05/01/25	507,290
500	New York City Industrial Development Agency, Polytechnic University Project Ser 2007 (ACA Insd)	5.25		11/01/37	397,195
1,500	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/46	1,235,490
2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50		01/01/24	1,902,440
1,500	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00		03/01/46	1,234,980
1,500	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution 2009 Ser FF-2	5.50		06/15/40	1,579,890
1,000	New York City Transitional Finance Authority, 2004 Ser C (NATL-RE Insd)	5.00		02/01/21	1,055,730
1,000	New York City Transitional Finance Authority, Refg 2003 Ser D (NATL-RE Insd)	5.25		02/01/21	1,052,930
500	New York City Transitional Finance Authority, Building Aid 2009 Ser S-3	5.25		01/15/39	500,725
2,250	New York City Trust and Cultural Resources, The Museum of Modern Art Refg Ser 2008-1-A (d)	5.00		04/01/28	2,370,856
1,500	New York City, 2005 Ser G	5.00		12/01/23	1,539,405
1,140	New York City, 2009 Subser A-1 (d)	5.25		08/15/27	1,187,002
1,140	New York City, 2009 Subser A-1 (d)	5.25		08/15/28	1,187,002
625	New York City Transitional Finance Authority, 2010 Subser A-1 (d)	5.00		05/01/28	645,736
500	New York City Transitional Finance Authority, 2010 Subser A-1 (d)	5.00		05/01/29	516,589
500	New York City Transitional Finance Authority, 2010 Subser A-1 (d)	5.00		05/01/30	516,589
750	New York City, 2009 Subser F-1	5.50		11/15/28	795,263
1,000	New York Counties Tobacco Trust IV, Ser 2005 A (b)	5.00		06/01/45	638,620
2,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17	2,303,560
540	New York State Dormitory Authority, Brooklyn Law School Ser 2009	5.75		07/01/33	541,183
2,500	New York State Dormitory Authority, Catholic Health Long Island — St Francis Hospital Ser 2004	5.10		07/01/34	2,036,525
445	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A	5.50		05/15/31	462,248
1,000	New York State Dormitory Authority, Department of Health Ser 2004	5.00		07/01/23	1,031,580
2,100	New York State Dormitory Authority, Hospital — FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25		08/15/19	2,220,561
2,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34	1,974,660
2,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00		08/01/29	2,011,460
400	New York State Dormitory Authority, New York Pratt Institute Ser 2009 C	5.125		07/01/39	399,072
1,795	New York State Dormitory Authority, New York School Districts 2003 Ser A	5.25		07/01/20	1,919,393
500	New York State Dormitory Authority, New York School Districts 2008 Ser D	5.75		10/01/24	548,065
500	New York State Dormitory Authority, New York School Districts 2009 Ser C	5.00		10/01/24	516,475
550	New York State Dormitory Authority, New York University Ser 1 (BHAC Insd)	5.50		07/01/31	616,319
470	New York State Dormitory Authority, New York University Ser 2008	5.00		07/01/38	469,981

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
375	New York State Dormitory Authority, Orange Regional Medical Center Ser 2008	6.125		12/01/29	308,617
500	New York State Dormitory Authority, St Mental Health Services Ser A	5.00		02/15/27	515,500
1,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	923,900
1,500	New York State Energy & Research Development Authority, Brooklyn Union Gas Co 1991 Ser D (AMT) (NATL-RE Insd)	11.582	(c)	04/01/20	1,523,655
1,940	New York State Environmental Facilities Corporation, Clean Water Ser 2003 B	5.00		12/15/22	2,007,085
545	New York State Environmental Facilities Corporation, Solid Waste Disposal Ser 2004 A	4.875		07/01/17	546,548
1,000	New York State Mortgage Agency Homeowner Ser 143 (AMT)	4.90		10/01/37	888,780
2,500	New York State Thruway Authority, Personal Income Tax Transportation Ser 2003 A (NATL-RE Insd)	5.00		03/15/21	2,630,875
410	New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A (NATL-RE Insd)	5.00		03/05/25	435,326
750	New York State Urban Development Corporation, Service Contract Refg Ser 2008 B	5.25		01/01/24	783,067
1,000	Niagara Falls City School District, Ser 2005 (COPs) (FSA Insd)	5.00		06/15/28	865,520
1,000	Niagara Falls Public Water Authority, Ser 2005 (XLCA Insd)	5.00		07/15/26	1,015,400
940	North Syracuse Central School District, Onondaga County Refg Ser 2007 A (NATL-RE FGIC Insd)	5.00		06/15/23	1,000,668
1,500	Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)	5.00		10/15/29	1,543,485
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	818,450
1,000	Tobacco Settlement Financing Corporation, State Contingency Ser 2003 B-1C	5.50		06/01/21	1,038,740
1,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (NATL-RE Insd) (d)	5.00		11/15/32	1,003,856
1,500	Triborough Bridge & Tunnel Authority, Ser 2003 A (AMBAC Insd)	5.00		11/15/28	1,525,350
1,000	TSASC Inc, Tobacco Settlement Ser 2006-1	5.125		06/01/42	280,024
1,000	Westchester Tobacco Asset Securitization Corporation, Ser 2005	5.125		06/01/45	653,140
660	Willsboro Central School District, Essex County Refg Ser 2002 (NATL-RE Insd)	5.75		06/15/27	677,695
610	Willsboro Central School District, Essex County Refg Ser 2002 (NATL-RE Insd)	5.75		06/15/28	625,689

					75,240,571

	Puerto Rico (5.0%)
1,000	Puerto Rico Electric Power Authority, Power Ser DD (FSA Insd)	4.50		07/01/19	978,050
600	Puerto Rico Electric Power Authority, Power Ser WW (FSA Insd)	5.25		07/01/33	549,600
1,000	Puerto Rico, Public Impr Refg Ser 1999	5.25		07/01/16	999,670
275	Puerto Rico, Sales Tax Financing 2009 Subser A	5.00	(a)	08/01/39	279,705

					2,807,025

	Virgin Islands (0.5%)
280	Virgin Islands Public Finance Authority, Matching Fund Loan Diago A (WI)	6.625		10/01/29	282,355

	Total Tax-Exempt Municipal Bonds (Cost $80,616,670)				78,437,660

	Short-Term Tax-Exempt Municipal Obligations (1.9%)
	New York
300	New York City Municipal Water Finance Authority 2007 Ser CC (Demand 08/03/09)	0.33	(f)	06/15/38	300,000
400	Syracuse City Industrial Development Agency Ser 2008 A-2 (Demand 08/03/09)	0.33	(f)	12/01/37	400,000
350	Tompkings County Industrial Development Agency Ser 2008 A-2 (Demand 08/03/09)	0.30	(f)	07/01/37	350,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,050,000)				1,050,000

	Total Investments (Cost $81,666,670) (g) (h)	142.3%			79,487,660

	Other Assets in Excess of Liabilities	1.5			869,614

	Floating Rate Note and Dealer Trust Obligations Related to Securities Held (-6.6%)
	Notes with interest rates ranging from 0.31% to 0.43% at July 31, 2009 and contractual maturities of collateral ranging from 08/15/27 to 11/15/32 (d) (Cost ($4,580,000))	(8.2)			(4,580,000)
	Preferred Shares of Beneficial Interest	(35.6)			(19,900,000)

	Net Assets Applicable to Common Shareholders	100.0%			$55,877,274

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

FHA	Federal Housing Authority.

WI	Securities purchased on a when-issued basis.

(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(b)	A portion of this security has been physically segregated in connection with open futures contracts.

(c)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in an inverse floating rate municipal obligations have a total value of $1,523,655 which represents 2.7% of net assets applicable to common shareholders.

(d)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $7,427,630 are held by the Dealer Trusts and serve as collateral for the $4,580,000 in floating rate note obligations outstanding at that date.

(e)	Underlying security related to inverse floaters entered into by the Trust.

(f)	Current coupon of variable rate demand obligation.

(g)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AMBAC	Ambac Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corp.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

49	Long	U.S. Treasury Notes 2 Year, September 2009	$10,612,328	$8,757

32	Long	U.S. Treasury Notes 5 Year, September 2009	3,692,250	27,045

48	Short	U.S. Treasury Notes 10 Year, September 2009	(5,629,500)	(56,889)

		Net Unrealized Depreciation		$(21,087)

Morgan Stanley New York Quality Municipal Securities
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$78,437,660	—	$78,437,660	—
Short-Term Tax-Exempt Municipal Obligations	1,050,000	—	1,050,000	—
Futures	35,802	$35,802	—	—

Total	$79,523,462	$35,802	$79,487,660	—

Liabilities
Futures	($56,889)	($56,889)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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